Reserve for Share-Based Payments (Tables)	6 Months Ended
Dec. 31, 2025
Reserve For Share-based Payments
Schedule of stock option activity

	December 31, 2025		June 30, 2025
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	#	$	#	$
Opening Balance	62,137	USD 5.00	62,137	USD 5.00
Granted	4,000	USD 5.00	—	—
Ending Balance	66,137	USD 5.00	62,137	USD 5.00

Schedule of stock options outstanding and exercisable

				Weighted average
	Number of options	Number of options		remaining
Date of expiry	outstanding	exercisable	Exercise price	contractual life
	#	#	$	Years
July 17, 2026	19,231	19,231	USD 5.00	0.54
November 18, 2026	7,521	7,521	USD 5.00	0.88
January 30, 2028	27,077	27,077	USD 5.00	2.08
May 24, 2029	12,308	12,308	USD 5.00	3.40
	66,137	66,137	USD 5.00	1.74